Remuneration System for the Management Board and Employees of the Group - Morph. US 2019 Long-term Incentive Program (Details) - Morphosys US 2019 Long-term Incentive Plan [Member]	7 Months Ended	12 Months Ended
	Oct. 18, 2021 shares	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Apr. 01, 2021 Rate	Apr. 01, 2019 Rate
Morph US LTIP [Line Items]
Personnel expenses | €		€ (503,206)	€ 38,888	€ 1,076,158
Target Achievement					77.00%
Performance criteria						100.00%
Percentage of shares vested						25.00%
Allocations | shares	2,369
Exercise price of outstanding share options | € / shares		€ 33.35
Top of range [member]
Morph US LTIP [Line Items]
Performance criteria						200.00%
Bottom of range [member]
Morph US LTIP [Line Items]
Performance criteria						0.00%
Weighted average [member]
Morph US LTIP [Line Items]
Performance criteria						125.00%